Note 33 - Business Combinations - Assets and Liabilities Assumed (Details) - Ipsco Tubulars Inc [Member] $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment	$ 503
Intangible assets	170
Working capital	138
Cash and Cash Equivalents	4
Borrowings	(53)
Provisions	(27)
Other assets and liabilities, net	(63)
Net assets acquired	$ 672